Fees Summary	Jan. 28, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of this offering is $150,000,000.
Narrative - Max Aggregate Offering Amount	150,000,000
Final Prospectus	true